Stock options (Details) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of options
Outstanding, beginning of year	85,000	51,000	51,000
Granted	80,000
Cancelled	(41,250)
Bonus shares adjustment	82,500	34,000
Outstanding, end of year	206,250	85,000	51,000
Exercisable, end of year	86,250
Weighted average exercise price
Outstanding, beginning of years	$ 1.56	$ 2.60	$ 2.60
Weighted average exercise price, Granted	2.8	0	0
Cancelled in period	(1.04)	0	0
Bonus shares adjustments	(0.72)	(1.04)	0
Outstanding, end of years	1.52	1.56	2.60
Exercisable, end of years	$ 1.04	$ 0	$ 0